Secured Note Receivable (Details Narrative)	Oct. 12, 2016 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)
Disclosure of transactions between related parties [line items]
Advances from related party (Note 8)		$ 49,415
Catch Star Studios LLC [Member] | GeneralSecurityAgreement [Member] | Secured Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Advances from related party (Note 8)			$ 81,483
Description of collateral	The Secured Note is due on demand and is secured by all of the assets of Catch Star.
Catch Star Studios LLC [Member] | GeneralSecurityAgreement [Member] | United States of America, Dollars | Secured Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Advances from related party (Note 8)	$ 65,000